T. ROWE PRICE Institutional High Yield Fund
February 29, 2024 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 3.7% (1)
Airlines 0.2%
Mileage Plus Holdings, FRN, 3M TSFR
+ 5.25%, 10.77%, 6/21/27  2,646 2,723
2,723
Broadcasting 0.1%
Nielsen Holdings, FRN, 3M TSFR +
9.75%, 15.173%, 10/11/29 (2) 1,550 1,519
1,519
Energy 0.2%
Prairie ECI Acquiror, FRN, 1M TSFR +
4.75%, 10.176%, 3/11/26  1,929 1,917
Prairie ECI Acquiror, FRN, 1M USD
LIBOR + 4.75%, 8/1/29 (3) 985 977
2,894
Information Technology 0.2%
RealPage, FRN, 1M TSFR + 6.50%,
11.941%, 4/23/29  3,885 3,852
3,852
Manufacturing 0.1%
LTI Holdings, FRN, 1M TSFR + 3.50%,
8.941%, 9/6/25 (3) 2,475 2,438
2,438
Services 1.0%
Ascend Learning, FRN, 1M TSFR +
5.75%, 11.176%, 12/10/29  7,830 7,517
UKG, FRN, 3M TSFR + 5.25%, 10.68%,
5/3/27  10,435 10,526
18,043
Wireless Communications 1.9%
Asurion, FRN, 1M TSFR + 5.25%,
10.691%, 1/31/28  16,599 15,816
Asurion, FRN, 1M TSFR + 5.25%,
10.691%, 1/20/29  17,075 16,077
31,893
Total Bank Loans (Cost $65,011) 63,362
COMMON STOCKS 0.9%
Gaming 0.0%
New Cotai Participation, Class B (2)
(4)(5) — —
—
Health Care 0.4%
Avantor (2) 155 3,816
Becton Dickinson & Company  13 3,167
6,983
Manufacturing 0.2%
Danaher  12 3,085
3,085
Par/Shares $ Value
(Amounts in 000s)
‡
Metals & Mining 0.3%
Constellium (2) 249 4,836
4,836
Total Common Stocks (Cost
$11,484) 14,904
CONVERTIBLE BONDS 0.1%
Automotive 0.1%
Rivian Automotive, 4.625%, 3/15/29 (4) 2,275 1,846
Total Convertible Bonds (Cost
$2,372) 1,846
CONVERTIBLE PREFERRED STOCKS 0.0%
Forest Products 0.0%
Smurfit-Stone Container, Series A, EC,
7.00%, 2/15/27 (2)(5) 8 —
Total Convertible Preferred Stocks
(Cost $3) —
CORPORATE BONDS 92.3%
Aerospace & Defense 2.1%
Spirit AeroSystems, 9.75%,
11/15/30 (4) 2,465 2,641
TransDigm, 5.50%, 11/15/27  2,385 2,301
TransDigm, 6.375%, 3/1/29 (4) 3,075 3,090
TransDigm, 6.625%, 3/1/32 (4) 6,155 6,201
TransDigm, 6.75%, 8/15/28 (4) 4,455 4,500
TransDigm, 6.875%, 12/15/30 (4) 11,750 11,897
TransDigm, 7.125%, 12/1/31 (4) 4,105 4,208
TransDigm, 7.50%, 3/15/27  2,049 2,049
36,887
Airlines 0.7%
American Airlines, 5.75%, 4/20/29 (4) 6,600 6,443
United Airlines, 4.625%, 4/15/29 (4) 6,730 6,183
12,626
Automotive 5.7%
Adient Global Holdings, 8.25%,
4/15/31 (4) 4,805 5,045
Benteler International, 10.50%,
5/15/28 (4) 1,665 1,782
Clarios Global, 8.50%, 5/15/27 (4) 8,075 8,095
Dana, 5.625%, 6/15/28  7,945 7,667
Dana Financing Luxembourg, 8.50%,
7/15/31 (EUR) (4) 3,379 3,999
Dana Financing Luxembourg, 8.50%,
7/15/31 (EUR)  770 911
Ford Motor, 6.10%, 8/19/32  4,295 4,290
Ford Motor, 9.625%, 4/22/30  3,260 3,812
Ford Motor Credit, 7.35%, 3/6/30  3,690 3,891
Global Auto Holdings, 8.375%,
1/15/29 (4) 1,320 1,261
Global Auto Holdings, 8.75%,
1/15/32 (4) 1,360 1,289

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Goodyear Tire & Rubber, 5.00%,
7/15/29 (6) 1,645 1,509
Goodyear Tire & Rubber, 5.25%,
4/30/31  4,050 3,655
Goodyear Tire & Rubber, 5.25%,
7/15/31 (6) 6,290 5,661
Goodyear Tire & Rubber, 5.625%,
4/30/33  4,325 3,844
Jaguar Land Rover Automotive,
5.875%, 1/15/28 (4) 2,025 1,994
Mavis Tire Express Services Topco,
6.50%, 5/15/29 (4) 8,620 8,060
Rivian Holdings, FRN, 6M USD LIBOR
+ 5.625%, 11.493%, 10/15/26 (4) 21,510 20,488
Tenneco, 8.00%, 11/17/28 (4) 3,800 3,458
Wand NewCo 3, 7.625%, 1/30/32 (4) 5,400 5,535
ZF North America Capital, 6.875%,
4/14/28 (4) 1,020 1,039
ZF North America Capital, 7.125%,
4/14/30 (4) 1,345 1,397
98,682
Broadcasting 4.3%
Clear Channel Outdoor Holdings,
7.50%, 6/1/29 (4) 3,540 2,929
Clear Channel Outdoor Holdings,
7.75%, 4/15/28 (4) 6,425 5,558
Clear Channel Outdoor Holdings,
9.00%, 9/15/28 (4) 5,785 6,016
CMG Media, 8.875%, 12/15/27 (4) 7,755 4,924
Gray Television, 5.375%, 11/15/31 (4) 4,785 3,086
iHeartCommunications, 8.375%,
5/1/27 (6) 2,670 1,595
Lamar Media, 4.00%, 2/15/30  473 426
Lamar Media, 4.875%, 1/15/29  4,327 4,121
Neptune Bidco U.S., 9.29%,
4/15/29 (4) 4,980 4,669
Outfront Media Capital, 7.375%,
2/15/31 (4) 1,200 1,248
Scripps Escrow, 5.875%, 7/15/27 (4) 1,789 1,476
Sirius XM Radio, 4.00%, 7/15/28 (4) 7,600 6,849
Sirius XM Radio, 4.125%, 7/1/30 (4) 4,905 4,224
Sirius XM Radio, 5.00%, 8/1/27 (4) 5,842 5,565
Stagwell Global, 5.625%, 8/15/29 (4) 9,340 8,266
Townsquare Media, 6.875%, 2/1/26 (4) 2,661 2,568
Univision Communications, 6.625%,
6/1/27 (4) 2,321 2,246
Univision Communications, 7.375%,
6/30/30 (4) 3,590 3,469
Univision Communications, 8.00%,
8/15/28 (4) 4,725 4,743
73,978
Building & Real Estate 1.0%
Brookfield Residential Properties,
6.25%, 9/15/27 (4) 1,895 1,838
Cushman & Wakefield U.S. Borrower,
6.75%, 5/15/28 (4) 4,535 4,450
Howard Hughes, 4.125%, 2/1/29 (4) 4,450 3,938
Howard Hughes, 4.375%, 2/1/31 (4) 2,385 2,030
Howard Hughes, 5.375%, 8/1/28 (4) 3,670 3,450
Par/Shares $ Value
(Amounts in 000s)
‡
Miller Homes Group Finco, 7.00%,
5/15/29 (GBP) (4) 1,135 1,328
17,034
Building Products 1.8%
Advanced Drainage Systems, 6.375%,
6/15/30 (4) 3,865 3,865
Beacon Roofing Supply, 6.50%,
8/1/30 (4) 1,080 1,087
Builders FirstSource, 6.375%,
6/15/32 (4) 1,621 1,619
Builders FirstSource, 6.375%,
3/1/34 (4) 2,640 2,634
New Enterprise Stone & Lime, 5.25%,
7/15/28 (4) 3,890 3,715
Specialty Building Products Holdings,
6.375%, 9/30/26 (4) 3,730 3,660
SRS Distribution, 6.00%, 12/1/29 (4) 3,195 2,967
Summit Materials, 5.25%, 1/15/29 (4) 6,425 6,176
Summit Materials, 6.50%, 3/15/27 (4) 3,645 3,645
Summit Materials, 7.25%, 1/15/31 (4) 2,090 2,163
31,531
Cable Operators 6.5%
Altice Financing, 5.00%, 1/15/28 (4) 9,155 8,079
Altice Financing, 5.75%, 8/15/29 (4) 5,240 4,506
Altice Financing, 9.625%, 7/15/27 (4) 2,785 2,792
Altice France Holding, 6.00%,
2/15/28 (4) 13,200 6,468
Altice France Holding, 10.50%,
5/15/27 (4) 10,395 6,601
C&W Senior Financing, 6.875%,
9/15/27 (4) 4,400 4,152
CCO Holdings, 4.50%, 8/15/30 (4) 5,160 4,276
CCO Holdings, 4.50%, 6/1/33 (4) 7,160 5,513
CCO Holdings, 6.375%, 9/1/29 (4) 15,683 14,683
CCO Holdings, 7.375%, 3/1/31 (4) 10,315 9,954
CSC Holdings, 6.50%, 2/1/29 (4) 3,810 3,310
CSC Holdings, 7.50%, 4/1/28 (4) 6,615 4,680
CSC Holdings, 11.75%, 1/31/29 (4) 8,740 9,133
Directv Financing, 5.875%, 8/15/27 (4) 3,580 3,374
DISH DBS, 5.25%, 12/1/26 (4) 4,255 3,393
DISH DBS, 5.75%, 12/1/28 (4) 917 635
DISH DBS, 7.375%, 7/1/28  3,005 1,458
DISH DBS, 7.75%, 7/1/26  4,355 2,766
GCI, 4.75%, 10/15/28 (4) 3,800 3,406
LCPR Senior Secured Financing,
6.75%, 10/15/27 (4) 1,067 1,008
Midcontinent Communications,
5.375%, 8/15/27 (4) 1,071 1,015
Radiate Holdco, 6.50%, 9/15/28 (4) 3,810 1,829
Vmed O2 U.K. Financing I, 4.75%,
7/15/31 (4) 11,335 9,777
112,808
Chemicals 2.6%
Avient, 7.125%, 8/1/30 (4) 5,602 5,714
Axalta Coating Systems Dutch Holding
B, 7.25%, 2/15/31 (4) 1,925 1,997
Celanese U.S. Holdings, 6.55%,
11/15/30  1,600 1,661

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Celanese U.S. Holdings, 6.70%,
11/15/33  5,875 6,168
Compass Minerals International,
6.75%, 12/1/27 (4) 575 560
CVR Partners, 6.125%, 6/15/28 (4) 5,395 5,085
GPD, 10.125%, 4/1/26 (4) 5,130 4,732
Methanex, 5.125%, 10/15/27  1,645 1,573
Methanex, 5.25%, 12/15/29  1,625 1,542
Methanex, 5.65%, 12/1/44  1,345 1,140
Tronox, 4.625%, 3/15/29 (4) 2,940 2,594
Windsor Holdings III, 8.50%,
6/15/30 (4) 6,420 6,629
WR Grace Holdings, 5.625%,
8/15/29 (4) 5,705 4,992
44,387
Consumer Products 0.7%
Kontoor Brands, 4.125%, 11/15/29 (4) 2,235 2,009
Life Time, 5.75%, 1/15/26 (4) 3,431 3,388
Life Time, 8.00%, 4/15/26 (4) 4,049 4,079
Wolverine World Wide, 4.00%,
8/15/29 (4) 4,040 3,237
12,713
Container 1.4%
Ardagh Metal Packaging Finance USA,
6.00%, 6/15/27 (4) 3,445 3,372
Ball, 6.00%, 6/15/29  5,735 5,742
Ball, 6.875%, 3/15/28  6,480 6,618
Sealed Air, 5.00%, 4/15/29 (4) 1,575 1,492
Sealed Air, 6.125%, 2/1/28 (4) 1,785 1,778
Sealed Air, 6.875%, 7/15/33 (4) 1,650 1,704
Sealed Air, 7.25%, 2/15/31 (4) 2,200 2,272
Trident TPI Holdings, 12.75%,
12/31/28 (4) 1,100 1,174
24,152
Energy 13.6%
Aethon United BR, 8.25%, 2/15/26 (4) 8,180 8,221
AmeriGas Partners, 9.375%, 6/1/28 (4) 1,290 1,309
Antero Resources, 7.625%, 2/1/29 (4) 795 819
Archrock Partners, 6.875%, 4/1/27 (4) 1,720 1,711
Chesapeake Energy, 6.75%,
4/15/29 (4) 7,425 7,444
Civitas Resources, 8.375%, 7/1/28 (4) 1,670 1,745
Civitas Resources, 8.625%,
11/1/30 (4) 1,840 1,969
Civitas Resources, 8.75%, 7/1/31 (4) 2,465 2,619
Comstock Resources, 5.875%,
1/15/30 (4) 3,490 3,036
Comstock Resources, 6.75%,
3/1/29 (4) 5,026 4,637
Crescent Energy Finance, 7.25%,
5/1/26 (4) 7,075 7,040
Crescent Energy Finance, 9.25%,
2/15/28 (4) 4,010 4,185
DCP Midstream Operating, 6.75%,
9/15/37 (4) 3,955 4,217
Diamond Foreign Asset, 8.50%,
10/1/30 (4) 3,230 3,307
Endeavor Energy Resources, 5.75%,
1/30/28 (4) 2,798 2,819
Par/Shares $ Value
(Amounts in 000s)
‡
Energy Transfer, 6.00%, 2/1/29 (4) 1,350 1,352
Energy Transfer, 7.375%, 2/1/31 (4) 3,165 3,310
Ferrellgas, 5.375%, 4/1/26 (4) 3,955 3,915
Ferrellgas, 5.875%, 4/1/29 (4) 4,115 3,909
Gulfport Energy, 8.00%, 5/17/26 (4) 2,875 2,918
Hilcorp Energy I, 5.75%, 2/1/29 (4) 2,110 2,036
Hilcorp Energy I, 6.00%, 4/15/30 (4) 1,395 1,350
Hilcorp Energy I, 6.00%, 2/1/31 (4) 2,570 2,477
Hilcorp Energy I, 6.25%, 4/15/32 (4) 2,666 2,586
Hilcorp Energy I, 8.375%, 11/1/33 (4) 5,350 5,731
Kinetik Holdings, 5.875%, 6/15/30 (4) 8,620 8,394
Kinetik Holdings, 6.625%, 12/15/28 (4) 6,864 6,950
Magnolia Oil & Gas Operating, 6.00%,
8/1/26 (4) 10,290 10,084
Matador Resources, 5.875%, 9/15/26  1,834 1,813
NGL Energy Operating, 8.125%,
2/15/29 (4) 1,945 1,957
NGL Energy Operating, 8.375%,
2/15/32 (4) 5,760 5,846
Northriver Midstream Finance, 5.625%,
2/15/26 (4) 2,510 2,454
NuStar Logistics, 5.625%, 4/28/27  1,950 1,918
Occidental Petroleum, 6.20%, 3/15/40  5,030 5,093
Occidental Petroleum, 6.45%, 9/15/36  460 484
Occidental Petroleum, 7.95%, 6/15/39  3,925 4,533
Permian Resources Operating, 7.00%,
1/15/32 (4) 3,165 3,236
Permian Resources Operating,
9.875%, 7/15/31 (4) 3,165 3,505
Prairie Acquiror, 9.00%, 8/1/29 (4) 1,870 1,884
Range Resources, 4.75%, 2/15/30 (4) 1,755 1,628
Range Resources, 8.25%, 1/15/29  1,520 1,581
Rockcliff Energy II, 5.50%, 10/15/29 (4) 2,115 1,941
Seadrill Finance, 8.375%, 8/1/30 (4) 5,317 5,463
SilverBow Resources, FRN, 3M TSFR
+ 7.75%, 13.135%, 12/15/28 (4) 4,100 4,007
Solaris Midstream Holdings, 7.625%,
4/1/26 (4) 2,080 2,075
Southwestern Energy, 4.75%, 2/1/32  9,280 8,422
Southwestern Energy, 5.375%,
3/15/30  2,860 2,724
Tallgrass Energy Partners, 6.00%,
3/1/27 (4) 1,885 1,852
Tallgrass Energy Partners, 6.00%,
12/31/30 (4) 4,320 4,018
Tallgrass Energy Partners, 6.00%,
9/1/31 (4) 4,175 3,831
Tallgrass Energy Partners, 7.375%,
2/15/29 (4) 3,530 3,512
Transocean, 6.80%, 3/15/38  4,550 3,549
Transocean, 8.75%, 2/15/30 (4) 4,823 4,968
Transocean, 11.50%, 1/30/27 (4) 2,430 2,536
Transocean Aquila, 8.00%, 9/30/28 (4) 1,730 1,760
Valaris, 8.375%, 4/30/30 (4) 2,475 2,543
Venture Global Calcasieu Pass, 6.25%,
1/15/30 (4) 8,300 8,279
Venture Global LNG, 8.125%,
6/1/28 (4) 4,295 4,359

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Venture Global LNG, 8.375%,
6/1/31 (4) 14,785 14,951
Venture Global LNG, 9.50%, 2/1/29 (4) 4,040 4,308
Vermilion Energy, 6.875%, 5/1/30 (4) 3,645 3,499
234,619
Entertainment & Leisure 5.0%
Carnival, 6.00%, 5/1/29 (4) 300 293
Carnival, 7.00%, 8/15/29 (4) 2,240 2,318
Carnival, 7.625%, 3/1/26 (4) 11,680 11,797
Carnival, 10.50%, 6/1/30 (4) 8,030 8,733
Cedar Fair, 5.25%, 7/15/29  3,706 3,493
Churchill Downs, 5.75%, 4/1/30 (4) 4,960 4,768
Cinemark USA, 5.25%, 7/15/28 (4)(6) 3,530 3,292
Live Nation Entertainment, 4.75%,
10/15/27 (4) 3,025 2,889
Merlin Entertainments Group U.S.
Holdings, 7.375%, 2/15/31 (4) 1,615 1,615
Motion Finco, 7.375%, 6/15/30
(EUR) (4) 2,245 2,518
NCL, 5.875%, 3/15/26 (4) 4,890 4,768
NCL, 5.875%, 2/15/27 (4) 2,145 2,115
NCL, 7.75%, 2/15/29 (4) 5,140 5,256
NCL, 8.125%, 1/15/29 (4) 1,514 1,592
NCL Finance, 6.125%, 3/15/28 (4)(6) 1,390 1,355
Royal Caribbean Cruises, 5.375%,
7/15/27 (4) 1,855 1,811
Royal Caribbean Cruises, 5.50%,
4/1/28 (4) 2,975 2,915
Royal Caribbean Cruises, 6.25%,
3/15/32 (4) 2,330 2,336
Royal Caribbean Cruises, 8.25%,
1/15/29 (4) 3,195 3,391
Royal Caribbean Cruises, 9.25%,
1/15/29 (4) 3,840 4,118
SeaWorld Parks & Entertainment,
5.25%, 8/15/29 (4) 6,445 5,994
Six Flags Entertainment, 5.50%,
4/15/27 (4) 4,280 4,194
Six Flags Entertainment, 7.25%,
5/15/31 (4) 4,005 4,025
85,586
Financial 9.8%
Acrisure, 8.25%, 2/1/29 (4) 2,940 2,900
Acrisure, 10.125%, 8/1/26 (4) 4,800 4,992
Alliant Holdings Intermediate, 5.875%,
11/1/29 (4) 2,170 1,980
Alliant Holdings Intermediate, 6.75%,
10/15/27 (4) 7,750 7,498
Alliant Holdings Intermediate, 7.00%,
1/15/31 (4) 7,005 6,952
AmWINS Group, 4.875%, 6/30/29 (4) 1,920 1,771
AmWINS Group, 6.375%, 2/15/29 (4) 1,745 1,745
Apollo Commercial Real Estate
Finance, 4.625%, 6/15/29 (4) 3,950 3,254
AssuredPartners, 7.50%, 2/15/32 (4) 4,410 4,333
Cobra AcquisitionCo, 6.375%,
11/1/29 (4) 3,175 2,623
Enact Holdings, 6.50%, 8/15/25 (4) 8,405 8,384
GTCR AP Finance, 8.00%, 5/15/27 (4) 4,455 4,455
Par/Shares $ Value
(Amounts in 000s)
‡
HUB International, 5.625%, 12/1/29 (4) 5,525 5,124
HUB International, 7.25%, 6/15/30 (4) 13,100 13,329
HUB International, 7.375%, 1/31/32 (4) 6,290 6,306
Icahn Enterprises, 6.25%, 5/15/26  2,325 2,267
Jane Street Group, 4.50%,
11/15/29 (4) 3,350 3,082
Jones Deslauriers Insurance
Management, 8.50%, 3/15/30 (4) 4,725 4,908
LPL Holdings, 4.00%, 3/15/29 (4) 3,270 2,992
LPL Holdings, 4.375%, 5/15/31 (4) 525 475
Midcap Financial Issuer Trust, 5.625%,
1/15/30 (4) 3,145 2,665
Midcap Financial Issuer Trust, 6.50%,
5/1/28 (4) 6,000 5,490
Navient, 4.875%, 3/15/28  4,740 4,331
Navient, 5.00%, 3/15/27  1,745 1,651
Navient, 5.50%, 3/15/29  4,350 3,931
Navient, 5.625%, 8/1/33  1,435 1,170
Navient, 6.75%, 6/15/26  1,674 1,680
Navient, 9.375%, 7/25/30  6,100 6,375
Navient, 11.50%, 3/15/31  4,035 4,413
OneMain Finance, 3.50%, 1/15/27  2,050 1,881
OneMain Finance, 5.375%, 11/15/29  1,915 1,774
OneMain Finance, 6.625%, 1/15/28  5,000 4,956
OneMain Finance, 7.875%, 3/15/30  3,025 3,074
OneMain Finance, 9.00%, 1/15/29  9,635 10,117
PennyMac Financial Services, 4.25%,
2/15/29 (4) 5,340 4,793
PennyMac Financial Services, 7.875%,
12/15/29 (4) 3,852 3,939
PROG Holdings, 6.00%, 11/15/29 (4) 5,335 4,888
Ryan Specialty, 4.375%, 2/1/30 (4) 1,485 1,374
SLM, 4.20%, 10/29/25  1,764 1,707
Starwood Property Trust, 4.375%,
1/15/27 (4) 2,965 2,780
United Wholesale Mortgage, 5.50%,
4/15/29 (4) 2,095 1,956
United Wholesale Mortgage, 5.75%,
6/15/27 (4) 4,390 4,258
168,573
Food 1.0%
B&G Foods, 8.00%, 9/15/28 (4) 1,610 1,672
BellRing Brands, 7.00%, 3/15/30 (4) 3,825 3,897
Chobani, 7.625%, 7/1/29 (4) 3,350 3,367
Darling Ingredients, 6.00%, 6/15/30 (4) 4,180 4,102
Post Holdings, 6.25%, 2/15/32 (4) 2,075 2,080
Triton Water Holdings, 6.25%,
4/1/29 (4) 2,060 1,797
16,915
Forest Products 0.3%
Cascades, 5.375%, 1/15/28 (4) 2,715 2,606
Graphic Packaging International,
3.75%, 2/1/30 (4) 2,395 2,138
4,744
Gaming 4.4%
Caesars Entertainment, 6.50%,
2/15/32 (4) 2,345 2,354
Caesars Entertainment, 7.00%,
2/15/30 (4) 3,270 3,339

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Caesars Entertainment, 8.125%,
7/1/27 (4) 11,655 11,917
Churchill Downs, 6.75%, 5/1/31 (4) 4,405 4,394
Cirsa Finance International, 4.50%,
3/15/27 (EUR) (4) 1,785 1,881
Cirsa Finance International, 6.50%,
3/15/29 (EUR) (4) 775 847
Cirsa Finance International, 10.375%,
11/30/27 (EUR) (4) 545 634
International Game Technology, 5.25%,
1/15/29 (4) 5,805 5,602
International Game Technology, 6.25%,
1/15/27 (4) 5,400 5,407
Light & Wonder International, 7.00%,
5/15/28 (4) 2,820 2,834
Light & Wonder International, 7.25%,
11/15/29 (4) 9,290 9,476
Light & Wonder International, 7.50%,
9/1/31 (4) 1,595 1,657
Lottomatica, 7.125%, 6/1/28 (EUR) (4) 780 891
MGM Growth Properties Operating
Partnership, 3.875%, 2/15/29 (4) 3,700 3,293
MGM Growth Properties Operating
Partnership, 5.75%, 2/1/27  1,905 1,893
Midwest Gaming Borrower, 4.875%,
5/1/29 (4) 3,215 2,938
Ontario Gaming GTA, 8.00%,
8/1/30 (4) 1,720 1,756
Playtika Holding, 4.25%, 3/15/29 (4) 2,985 2,530
Scientific Games Holdings, 6.625%,
3/1/30 (4) 3,605 3,380
Wynn Macau, 5.50%, 10/1/27 (4) 6,115 5,815
Wynn Resorts Finance, 5.125%,
10/1/29 (4) 2,640 2,485
Wynn Resorts Finance, 7.125%,
2/15/31 (4) 140 144
75,467
Health Care 6.8%
AthenaHealth Group, 6.50%,
2/15/30 (4) 7,950 7,115
Avantor Funding, 4.625%, 7/15/28 (4) 8,930 8,428
Bausch + Lomb, 8.375%, 10/1/28 (4) 3,235 3,372
CHS, 5.25%, 5/15/30 (4) 2,180 1,733
CHS, 6.00%, 1/15/29 (4) 3,015 2,578
CHS, 6.125%, 4/1/30 (4) 2,835 1,772
CHS, 8.00%, 12/15/27 (4) 6,925 6,631
IQVIA, 6.50%, 5/15/30 (4) 1,700 1,721
LifePoint Health, 9.875%, 8/15/30 (4) 557 578
LifePoint Health, 11.00%, 10/15/30 (4) 5,321 5,614
Medline Borrower, 5.25%, 10/1/29 (4) 11,285 10,439
Molina Healthcare, 4.375%,
6/15/28 (4) 3,455 3,222
MPT Operating Partnership, 5.00%,
10/15/27  3,220 2,620
Organon, 5.125%, 4/30/31 (4) 3,850 3,296
RegionalCare Hospital Partners
Holdings, 9.75%, 12/1/26 (4) 3,600 3,582
Select Medical, 6.25%, 8/15/26 (4) 4,780 4,768
Star Parent, 9.00%, 10/1/30 (4) 3,012 3,174
Tenet Healthcare, 4.375%, 1/15/30  4,600 4,203
Par/Shares $ Value
(Amounts in 000s)
‡
Tenet Healthcare, 6.125%, 10/1/28  9,635 9,527
Tenet Healthcare, 6.125%, 6/15/30  6,495 6,422
Tenet Healthcare, 6.75%, 5/15/31 (4) 2,580 2,603
Tenet Healthcare, 6.875%, 11/15/31  3,250 3,331
Teva Pharmaceutical Finance
Netherlands III, 4.75%, 5/9/27  1,995 1,898
Teva Pharmaceutical Finance
Netherlands III, 5.125%, 5/9/29  7,885 7,441
Teva Pharmaceutical Finance
Netherlands III, 6.75%, 3/1/28  5,690 5,754
Teva Pharmaceutical Finance
Netherlands III, 7.875%, 9/15/29  2,430 2,588
Teva Pharmaceutical Finance
Netherlands III, 8.125%, 9/15/31  3,085 3,339
117,749
Information Technology 5.4%
Boxer Parent, 7.125%, 10/2/25 (4) 2,035 2,030
Boxer Parent, 9.125%, 3/1/26 (4) 3,379 3,379
Capstone Borrower, 8.00%,
6/15/30 (4) 4,970 5,125
Central Parent, 7.25%, 6/15/29 (4) 12,000 12,060
Central Parent, 8.00%, 6/15/29 (4) 3,150 3,229
Cloud Software Group, 6.50%,
3/31/29 (4) 6,310 5,853
Cloud Software Group, 9.00%,
9/30/29 (4) 15,335 14,243
Entegris, 5.95%, 6/15/30 (4) 12,410 12,131
Gen Digital, 6.75%, 9/30/27 (4) 4,975 4,994
Gen Digital, 7.125%, 9/30/30 (4) 4,975 5,068
Go Daddy Operating, 5.25%,
12/1/27 (4) 1,690 1,639
Match Group Holdings II, 3.625%,
10/1/31 (4) 3,185 2,687
Match Group Holdings II, 4.125%,
8/1/30 (4) 5,845 5,151
Match Group Holdings II, 4.625%,
6/1/28 (4) 1,935 1,814
Match Group Holdings II, 5.00%,
12/15/27 (4) 1,965 1,869
Match Group Holdings II, 5.625%,
2/15/29 (4)(6) 995 955
McAfee, 7.375%, 2/15/30 (4) 5,475 4,825
ROBLOX, 3.875%, 5/1/30 (4) 2,815 2,460
Twilio, 3.625%, 3/15/29  1,695 1,506
Twilio, 3.875%, 3/15/31  3,025 2,624
93,642
Lodging 0.7%
Hilton Domestic Operating, 4.00%,
5/1/31 (4) 3,995 3,550
Park Intermediate Holdings, 4.875%,
5/15/29 (4) 2,415 2,222
Park Intermediate Holdings, 5.875%,
10/1/28 (4) 1,900 1,845
RHP Hotel Properties, 4.50%,
2/15/29 (4) 3,875 3,594
RHP Hotel Properties, 7.25%,
7/15/28 (4) 475 486
11,697
Manufacturing 1.3%
Hillenbrand, 3.75%, 3/1/31  2,270 1,935

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Madison IAQ, 4.125%, 6/30/28 (4) 4,840 4,386
Madison IAQ, 5.875%, 6/30/29 (4) 2,775 2,459
Mueller Water Products, 4.00%,
6/15/29 (4) 4,885 4,427
Sensata Technologies, 4.00%,
4/15/29 (4) 4,685 4,240
Sensata Technologies, 5.875%,
9/1/30 (4) 3,655 3,546
Stevens Holding, 6.125%, 10/1/26 (4) 1,670 1,662
22,655
Metals & Mining 2.4%
Alcoa Nederland Holding, 6.125%,
5/15/28 (4) 2,475 2,468
Arsenal AIC Parent, 8.00%, 10/1/30 (4) 1,855 1,943
Arsenal AIC Parent, 11.50%,
10/1/31 (4) 3,270 3,589
ATI, 5.125%, 10/1/31  1,970 1,800
ATI, 7.25%, 8/15/30  1,295 1,326
Big River Steel, 6.625%, 1/31/29 (4) 4,464 4,475
ERO Copper, 6.50%, 2/15/30 (4) 2,500 2,359
FMG Resources, 5.875%, 4/15/30 (4) 2,800 2,723
GrafTech Finance, 4.625%,
12/15/28 (4) 2,372 1,560
GrafTech Global Enterprises, 9.875%,
12/15/28 (4)(6) 2,735 2,167
Hecla Mining, 7.25%, 2/15/28  7,414 7,377
Hudbay Minerals, 6.125%, 4/1/29 (4) 3,455 3,394
Mineral Resources, 9.25%, 10/1/28 (4) 2,100 2,202
Novelis, 4.75%, 1/30/30 (4) 3,725 3,404
40,787
Other Telecommunications 0.1%
Level 3 Financing, 3.75%, 7/15/29 (4) 3,260 1,337
1,337
Real Estate Investment Trust
Securities 0.9%
Necessity Retail, 4.50%, 9/30/28 (4) 6,090 5,100
Service Properties Trust, 7.50%,
9/15/25  3,670 3,707
Service Properties Trust, 8.625%,
11/15/31 (4) 5,700 6,014
14,821
Restaurants 0.5%
Yum! Brands, 5.35%, 11/1/43  3,890 3,715
Yum! Brands, 6.875%, 11/15/37  4,325 4,671
8,386
Retail 1.0%
At Home Cayman, 11.50%, 5/12/28 (4) 938 645
At Home Group, 4.875%, 7/15/28 (4) 1,451 617
At Home Group, 7.125%, 5/12/28,
(7.125% Cash or 8.625% PIK) (4)(7) 2,019 868
Bath & Body Works, 6.625%,
10/1/30 (4) 7,580 7,618
Bath & Body Works, 6.694%, 1/15/27  350 353
Bath & Body Works, 6.95%, 3/1/33  1,718 1,666
Bath & Body Works, 7.50%, 6/15/29  2,115 2,173
Bath & Body Works, 9.375%,
7/1/25 (4) 795 829
Linens 'n Things, VR, EC, 8.338%,
1/15/20 (2)(5) 1,050 —
Par/Shares $ Value
(Amounts in 000s)
‡
PetSmart, 7.75%, 2/15/29 (4) 2,625 2,592
17,361
Satellites 0.9%
Connect Finco, 6.75%, 10/1/26 (4) 4,280 4,200
Hughes Satellite Systems, 6.625%,
8/1/26 (6) 1,792 1,174
Intelsat Jackson Holdings, 6.50%,
3/15/30 (4) 2,575 2,382
Telesat Canada, 6.50%, 10/15/27 (4) 3,075 1,322
Viasat, 5.625%, 4/15/27 (4) 4,170 3,914
Viasat, 7.50%, 5/30/31 (4) 2,420 1,700
14,692
Services 6.5%
Adtalem Global Education, 5.50%,
3/1/28 (4) 2,888 2,729
Advantage Sales & Marketing, 6.50%,
11/15/28 (4) 2,620 2,433
Albion Financing 1, 6.125%,
10/15/26 (4) 3,725 3,669
Albion Financing 2, 8.75%, 4/15/27 (4) 1,845 1,850
Allied Universal Holdco, 6.00%,
6/1/29 (4) 4,150 3,429
Allied Universal Holdco, 7.875%,
2/15/31 (4) 4,786 4,738
Allied Universal Holdco, 9.75%,
7/15/27 (4) 10,010 9,947
eG Global Finance, 12.00%,
11/30/28 (4) 3,360 3,515
Fair Isaac, 4.00%, 6/15/28 (4) 4,680 4,335
Gartner, 3.625%, 6/15/29 (4) 1,955 1,745
GFL Environmental, 6.75%, 1/15/31 (4) 2,525 2,582
GTCR W-2 Merger, 7.50%, 1/15/31 (4) 6,671 6,955
H&E Equipment Services, 3.875%,
12/15/28 (4) 8,265 7,459
Itelyum Regeneration, 4.625%,
10/1/26 (EUR) (4) 530 556
Loxam, 6.375%, 5/31/29 (EUR) (4) 1,020 1,140
Presidio Holdings, 8.25%, 2/1/28 (4) 4,470 4,403
Prime Security Services Borrower,
6.25%, 1/15/28 (4) 4,790 4,718
Ritchie Bros Holdings, 6.75%,
3/15/28 (4) 1,730 1,765
Ritchie Bros Holdings, 7.75%,
3/15/31 (4) 2,345 2,459
Sabre GLBL, 11.25%, 12/15/27 (4) 1,825 1,715
TK Elevator Holdco, 6.625%, 7/15/28
(EUR)  5,315 5,519
TK Elevator Holdco, 7.625%,
7/15/28 (4) 1,952 1,893
TK Elevator U.S. Newco, 5.25%,
7/15/27 (4) 6,760 6,456
UKG, 6.875%, 2/1/31 (4) 18,400 18,607
United Rentals North America, 3.75%,
1/15/32  1,630 1,406
United Rentals North America, 3.875%,
2/15/31  3,405 3,013
Williams Scotsman, 7.375%,
10/1/31 (4) 2,172 2,248
111,284

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Supermarkets 0.1%
Iceland Bondco, 4.625%, 3/15/25
(GBP)  255 319
Iceland Bondco, 10.875%, 12/15/27
(GBP) (4) 545 727
Iceland Bondco, FRN, 3M EURIBOR +
5.50%, 9.401%, 12/15/27 (EUR) (4) 555 604
1,650
Transportation 0.3%
Watco, 6.50%, 6/15/27 (4) 5,810 5,665
5,665
Utilities 4.1%
Calpine, 4.50%, 2/15/28 (4) 2,020 1,899
Calpine, 5.00%, 2/1/31 (4) 4,370 3,906
Calpine, 5.125%, 3/15/28 (4) 7,425 7,017
HAT Holdings I, 8.00%, 6/15/27 (4) 3,436 3,560
NRG Energy, VR, 10.25% (4)(8)(9) 1,270 1,344
PG&E, 5.00%, 7/1/28  7,115 6,786
PG&E, 5.25%, 7/1/30  6,355 5,972
Talen Energy Supply, 8.625%,
6/1/30 (4) 8,127 8,554
Terraform Global Operating, 6.125%,
3/1/26 (4) 3,955 3,901
TerraForm Power Operating, 5.00%,
1/31/28 (4) 5,091 4,811
TransAlta, 7.75%, 11/15/29  1,215 1,256
Vistra, VR, 7.00% (4)(8)(9) 6,950 6,715
Vistra, VR, 8.00% (4)(8)(9) 10,575 10,575
Vistra Operations, 7.75%, 10/15/31 (4) 5,035 5,199
71,495
Wireless Communications 0.4%
Iliad Holding SASU, 6.50%,
10/15/26 (4) 5,705 5,641
U.S. Cellular, 6.70%, 12/15/33  1,750 1,717
7,358
Total Corporate Bonds (Cost
$1,645,573) 1,591,281
Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 0.4%
Puerto Rico 0.4%
Puerto Rico Commonwealth, GO, VR,
11/1/43 (10) 13,118 7,674
Total Municipal Securities (Cost
$7,126) 7,674
SHORT-TERM INVESTMENTS 1.7%
Money Market Funds 1.7%
T. Rowe Price Government Reserve
Fund, 5.39% (11)(12) 28,498 28,498
Total Short-Term Investments (Cost
$28,498) 28,498
SECURITIES LENDING COLLATERAL 1.0%
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE
STREET BANK AND TRUST
COMPANY 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve
Fund, 5.39% (11)(12) 17,256 17,256
Total Investments in a Pooled
Account through Securities Lending
Program with State Street Bank and
Trust Company 17,256
Total Securities Lending Collateral
(Cost $17,256) 17,256
Total Investments in
Securities 100.1%
(Cost $1,777,323) $ 1,724,821
Other Assets Less Liabilities (0.1)% (1,079)
Net Assets 100.0% $ 1,723,742
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) Non-income producing
(3) All or a portion of this loan is unsettled as of February 29, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,326,759 and represents
77.0% of net assets.
(5) Level 3 in fair value hierarchy.
(6) All or a portion of this security is on loan at February 29, 2024.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(9) Perpetual security with no stated maturity date.

T. ROWE PRICE Institutional High Yield Fund

.
(10) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the
Oversight Board’s Certified Fiscal Plan.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PIK Payment-in-kind
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional High Yield Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: CHS/Community Health Systems, Ca*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/26 * 2,184 (391) (87) (304)
Total Centrally Cleared Credit Default Swaps, Protection Sold (304)
Total Centrally Cleared Swaps (304)
Net payments (receipts) of variation margin to date 300
Variation margin receivable (payable) on centrally cleared swaps $ (4)
* Credit ratings as of February 29, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard &
Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Institutional High Yield Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Barclays Bank 5/24/24 USD 3,625 EUR 3,357 $ (16)
Deutsche Bank 5/24/24 USD 704 EUR 652 (2)
JPMorgan Chase 4/19/24 USD 117 GBP 92 1
State Street 4/19/24 USD 2,264 GBP 1,777 20
State Street 5/24/24 USD 15,208 EUR 14,061 (43)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (40)

T. ROWE PRICE Institutional High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ 858++
Totals $ —# $ — $ 858+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
02/29/24
T. Rowe Price Government Reserve Fund, 5.39% $ 5,556  ¤  ¤ $ 45,754
Total $ 45,754^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $858 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $45,754.

T. ROWE PRICE Institutional High Yield Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional High Yield Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.

T. ROWE PRICE Institutional High Yield Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 72,882 $ — $ 72,882
Common Stocks 14,904 — — 14,904
Convertible Preferred Stocks — — — —
Corporate Bonds — 1,591,281 — 1,591,281
Short-Term Investments 28,498 — — 28,498
Securities Lending Collateral 17,256 — — 17,256
Total Securities 60,658 1,664,163 — 1,724,821
Forward Currency Exchange Contracts — 21 — 21
Total $ 60,658 $ 1,664,184 $ — $ 1,724,842
Liabilities
Swaps* $ — $ 304 $ — $ 304
Forward Currency Exchange Contracts — 61 — 61
Total $ — $ 365 $ — $ 365
1
Includes Bank Loans, Convertible Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Institutional High Yield Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E137-054Q3 02/24